Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Trade receivables	$ 2,761,842	$ 4,796,638
Allowance for expected credit losses	(1,671,060)	(648,653)
Exchange rate difference	33,965	29,693
Accounts receivable	$ 1,124,747	$ 4,177,678